Allowance for Loan Losses - Receivable for Partially Charged-Off Loans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Receivables [Abstract]
Receivable at beginning of period	$ 1,241	$ 1,040	$ 499
Expected future recoveries of current period defaults	351	391	459
Recoveries	(189)	(155)	(104)
Charge-offs	(56)	(35)	(43)
Consolidation of securitization trusts			229
Receivable at end of period	1,347	1,241	1,040
Allowance for estimated recovery shortfalls	(198)	(148)
Net receivable at end of period	$ 1,149	$ 1,093	$ 1,040